                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6471

                Van Kampen Trust For Investment Grade Municipals
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 1/31/07

Item 1. Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS
Portfolio of Investments | January 31, 2007   (Unaudited)


  PAR
  AMOUNT
  (000)         DESCRIPTION                                              COUPON             MATURITY                    VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  MUNICIPAL BONDS   188.0%
            ALABAMA 4.6%
  $   3,660 Alabama St Brd Ed Rev & Impt
               Southn Univ St Cmnty Rfdg
               (MBIA Insd) (a).....................................      5.250%              07/01/20           $       3,909,722
      7,700 Birmingham Baptist Med Ctr AL
               Baptist Hlth Sys Ser A..............................      5.000               11/15/30                   7,839,216
        750 Birmingham Baptist Med Ctr AL
               Baptist Hlth Sys Ser A..............................      5.875               11/15/24                     801,157
      1,000 Jefferson Cnty, AL Ltd Oblig
               Sch Wt Ser A........................................      5.000               01/01/24                   1,042,980
      2,250 Jefferson Cnty, AL Ltd Oblig
               Sch Wt Ser A........................................      5.250               01/01/23                   2,391,142
      7,710 University AL at Birmingham
               Hosp Rev Ser A (b)..................................      5.000               09/01/36                   7,961,629
      9,840 University AL at Birmingham
               Hosp Rev Ser A (b)..................................      5.000               09/01/41                  10,107,353
                                                                                                                -----------------
                                                                                                                       34,053,199
                                                                                                                -----------------
            ALASKA 2.2%
      2,000 Alaska St Hsg Fin Corp Gen Hsg
               Ser A (FGIC Insd)...................................      5.000               12/01/30                   2,090,120
      1,250 Alaska St Hsg Fin Corp Gen Hsg
               Ser A (FGIC Insd)...................................      5.250               12/01/34                   1,332,037
      3,650 Alaska St Intl Arpt Rev Ser B
               (AMBAC Insd) (Prerefunded
               @ 10/01/12).........................................      5.250               10/01/27                   3,922,144

            ALASKA (CONTINUED)
  $   1,575 Matanuska-Susitna Boro, AK Ctf
               Partn Pub Safety Bldg Lease
               (FSA Insd)..........................................      5.750%              03/01/16           $       1,660,696
      7,300 Northern Tob Sec Corp Tob Settlement
            Rev Asset Bkd Ser A....................................      5.000               06/01/46                   7,337,303
                                                                                                                -----------------
                                                                                                                       16,342,300
                                                                                                                -----------------
            ARIZONA 4.5%
      1,000 Arizona Hlth Fac Auth Hosp Sys
               Rev John C Lincoln Hlth
               Network (Prerefunded @
               12/01/12)...........................................      6.375               12/01/37                   1,139,020
      4,225 Arizona Tourism & Sports Auth
               Multipurpose Stad Fac Ser A
               (MBIA Insd) (Prerefunded @ 7/01/13).................      5.375               07/01/23                   4,594,349
      6,075 Glendale, AZ Indl Dev Auth John
               C Lincoln Hlth Rfdg Ser B...........................      5.000               12/01/37                   6,174,387
      3,050 Glendale, AZ Indl Dev Auth Rfdg........................      5.000               12/01/35                   3,099,898
      3,500 Maricopa Cnty, AZ Hosp Rev
               Sun Hlth Corp.......................................      5.000               04/01/35                   3,563,175
      2,800 Phoenix, AZ Civic Impt Corp Arpt
               Rev Jr Lien (FGIC Insd)
               (AMT)...............................................      5.375               07/01/29                   2,814,588
     11,750 University of AZ Med Ctr Corp..........................      5.000               07/01/35                  11,967,728
                                                                                                                -----------------
                                                                                                                       33,353,145
                                                                                                                -----------------
            ARKANSAS 0.2%
      1,395 Washington Cnty, AR Hosp Rev
               Regl Med Ctr Rfdg Ser B.............................      5.000               02/01/30                   1,425,439
                                                                                                                -----------------

            CALIFORNIA 32.4%
      1,300 Anaheim, CA Pub Fin Auth
               Lease Rev Pub Impt Proj Ser C
               (FSA Insd)..........................................      6.000               09/01/16                   1,506,128

            CALIFORNIA (CONTINUED)
  $  11,235 Anaheim, CA Pub Fin Auth Rev
               Elec Sys Dist Fac Ser A (FSA
               Insd)...............................................      5.000%              10/01/31           $      11,723,722
      1,500 California Cnty, CA Tob Agy Tob
               Sec Asset Bkd Merced Cnty Rfdg Ser A................      5.125               06/01/38                   1,525,335
      1,660 California Cnty, CA Tob Agy Tob
               Sec Asset Bkd Sonoma Cnty Corp Rfdg.................      5.000               06/01/26                   1,683,041
      1,000 California Cnty, CA Tob Agy Tob
               Sec Asset Bkd Sonoma Cnty Corp Rfdg.................      5.250               06/01/45                   1,025,360
      6,355 California Ed Fac Auth Rev
               Pepperdine Univ Rfdg Ser A
               (FGIC Insd).........................................      5.000               09/01/33                   6,610,280
      1,200 California Hlth Fac Fin Auth Rev
               Kaiser Permanente Ser A.............................      5.250               04/01/39                   1,266,360
     10,380 California Hlth Fac Fin Auth Rev
               Cedars Sinai Med Ctr Rfdg (b).......................      5.000               11/15/34                  10,718,388
      3,498 California Hsg Fin Agy Rev Home Mtg
               Ser M (AMT) (b).....................................      4.625               08/01/26                   3,483,207
      6,360 California Hsg Fin Agy Rev Home Mtg
               Ser M (AMT) (b).....................................      4.650               08/01/31                   6,327,818
      4,447 California Hsg Fin Agy Rev Home Mtg
               Ser M (AMT) (b).....................................      4.700               08/01/36                   4,428,649
      7,295 California Hsg Fin Agy Rev Home Mtg
               Ser M (AMT) (b).....................................      4.750               08/01/42                   7,264,974
      1,500 California Pollutn Ctl Fin Auth
               Solid Waste Disp Rev Waste
               Mgmt Inc Proj Ser B (AMT)...........................      5.000               07/01/27                   1,548,525
     11,000 California St..........................................      5.000               02/01/33                  11,424,160
      7,345 California St (AMBAC Insd).............................      5.125               10/01/27                   7,491,900
      1,350 California Statewide Cmnty Dev
               Auth Rev Daughters of Charity
               Hlth Ser A..........................................      5.000               07/01/39                   1,367,995
      9,015 California Statewide Cmnty Dev
               Auth Rev Daughters of Charity
               Hlth Ser A..........................................      5.250               07/01/30                   9,438,975

            CALIFORNIA (CONTINUED)
  $   3,000 California Statewide Cmnty Dev
               Auth Rev Hlth Fac Adventist
               Hlth Ser A..........................................      5.000%              03/01/30           $       3,089,310
      3,750 California Statewide Cmnty Dev
               Auth Rev Hlth Fac Adventist.........................      5.000               03/01/35                   3,851,438
               Hlth Ser A
      2,300 California Statewide Cmnty Dev
               Auth Rev Kaiser Permanente
               Ser B...............................................      5.000               03/01/41                   2,371,898
      4,000 California Statewide Cmnty Dev
               Auth Rev Kaiser Permanente
               Ser B...............................................      5.250               03/01/45                   4,213,880
      3,360 California Statewide Cmnty Dev
               Auth Rev Sutter Hlth Ser A..........................      5.000               11/15/43                   3,490,771
      1,000 California St Dept Wtr Res Ctr
               Vly Proj Rev Wtr Sys Ser X
               (FGIC Insd).........................................      5.000               12/01/29                   1,043,580
      6,500 California St Dept Wtr Res Pwr
               Ser A (AMBAC Insd)
               (Prerefunded @ 5/01/12).............................      5.375               05/01/18                   7,076,550
      2,000 California St Dept Wtr Res Pwr
               Ser A (Prerefunded @
               5/01/12)............................................      6.000               05/01/15                   2,236,580
      1,000 California St Pub Wks Brd UCLA
               Replacement Hosp Ser A
               (FSA Insd)..........................................      5.375               10/01/20                   1,074,030
      5,000 California St Rfdg.....................................      5.000               08/01/28                   5,245,200
      5,000 California St Univ Rev & Co
               Systemwide Ser A (AMBAC
               Insd)...............................................      5.000               11/01/33                   5,215,100
      2,000 El Dorado, CA Irr Dist Ctf Ser A
               (FGIC Insd).........................................      5.000               03/01/21                   2,095,420
      2,000 Florin, CA Res Consv Dist Cap
               Impt Elk Grove Wtr Svc Ser A
               (MBIA Insd).........................................      5.000               09/01/33                   2,098,160

            CALIFORNIA (CONTINUED)
$     3,000 Florin, CA Res Consv Dist Cap
               Impt Elk Grove Wtr Svc Ser B
               (MBIA Insd).........................................      5.000%              03/01/33           $       3,143,460
      2,000 Foothill/Eastern Corridor Agy CA
               Toll Rd Rev Cap Apprec Rfdg
               (MBIA Insd).........................................        *                 01/15/17                   1,219,620
     10,750 Foothill/Eastern Corridor Agy CA
               Toll Rd Rev Sr Lien Ser A (c).......................        *                 01/01/23                   5,402,413
      3,000 Fremont, CA Uni Sch Dist Ser A
               (FGIC Insd).........................................      5.000               08/01/25                   3,154,440
      5,000 Golden St, CA Tob Sec Corp CA
               Tob Settlement Rev Enhanced
               Ser A...............................................      5.000               06/01/45                   5,166,550
     22,000 Golden St Tob Sec Corp CA Tob
               Settlement Rev Ser A (FGIC Insd) (b)................      5.000               06/01/38                  23,012,880
      4,000 Los Angeles, CA Dept Wtr &
               Pwr Ser A (FGIC Insd)...............................      5.125               07/01/40                   4,183,360
      2,000 Los Angeles, CA Wtr & Pwr Rev
               Pwr Sys Ser B (FSA Insd)............................      5.000               07/01/28                   2,091,400
      1,500 Metropolitan Wtr Dist Southn CA
               Wtrwks Rev Auth Ser B1
               (FGIC Insd).........................................      5.000               10/01/33                   1,570,845
      3,500 Palm Springs, CA Fin Auth
               Lease Rev Convention Ctr Proj
               Ser A (MBIA Insd)...................................      5.500               11/01/35                   3,872,155
      2,000 Salinas, CA Uni High Sch Dist
               Ser A (MBIA Insd)
               (Prerefunded @ 6/01/12).............................      5.000               06/01/27                   2,143,660
      3,000 San Francisco, CA City & Cnty
               Second Rfdg Ser Issue 29 B
               (FGIC Insd).........................................      5.125               05/01/20                   3,172,080


            CALIFORNIA (CONTINUED)
  $   1,000 Santa Clara Cnty, CA Brd Ed Ctf
               Partn Rfdg (MBIA Insd)..............................      5.000%             04/01/25            $       1,043,290
      3,000 Temecula, CA Redev Agy Tax
               Temecula Redev Proj No 1
               (MBIA Insd).........................................      5.250               08/01/36                   3,109,260
      4,700 Tobacco Sec Auth Northn CA
               Tob Settlement Rev Asset Bkd
               Ser A1..............................................      5.375               06/01/38                   4,885,133
      3,550 Tobacco Sec Auth Northn CA
               Tob Settlement Rev Asset Bkd
               Ser A1..............................................      5.500               06/01/45                   3,717,525
      3,800 Tobacco Sec Auth Southn CA
               Tob Settlement Ser A................................      5.000               06/01/37                   3,833,402
      9,650 Tobacco Sec Auth Southn CA
               Tob Settlement Ser A................................      5.125               06/01/46                   9,796,584
      1,600 Turlock, CA Hlth Fac Rev Ctf
               Partn Emanuel Med Ctr Inc...........................      5.375               10/15/34                   1,672,176
      6,746 University CA Rev Gen Ser J (b)........................      4.500               05/15/28                   6,714,974
      6,747 University CA Rev Gen Ser J (b)........................      4.500               05/15/31                   6,714,974
      6,747 University CA Rev Gen Ser J (b)........................      4.500               05/15/35                   6,714,975
                                                                                                                -----------------
                                                                                                                      238,271,890
                                                                                                                -----------------
            COLORADO   5.4%
      2,000 Aurora, CO Ctf Partn (AMBAC
               Insd) (Prerefunded @
               12/01/10)...........................................      5.500               12/01/30                   2,119,740
      3,405 Colorado Ed & Cultural Fac Auth
               Rev Impt Charter Sch Rfdg
               (XLCA Insd).........................................      5.250               12/01/23                   3,628,811
      4,650 Colorado Ed & Cultural Fac Auth
               Rev Student Hsg Univ CO
               Fndtn Proj (AMBAC Insd).............................      5.000               07/01/32                   4,826,095
      5,500 Colorado Hlth Fac Auth Rev Adventist
             Hlth/Sunbelt Ser D Rfdg (b)...........................      5.250               11/15/27                   5,834,510
      2,000 Colorado Hlth Fac Auth Rev
               Catholic Hlth Initiatives Ser A (c).................      5.500               03/01/32                   2,143,340

            COLORADO (CONTINUED)
   $  3,000 Colorado Hlth Fac Auth Rev
               Covenant Retirement Cmntys
               Inc.................................................      5.000%              12/01/35           $       3,037,200
      1,125 Colorado Hlth Fac Auth Rev
               Hosp Portercare Adventist
               Hlth (Prerefunded @
               11/15/11)...........................................      6.500               11/15/31                    1,263,274
         16 Colorado Hsg Fin Auth Single
               Family Pgm Sr Ser B1 (AMT)..........................      7.650               11/01/26                       16,265
      6,440 Colorado Hsg Fin Auth Single
               Family Mtg Rev Ser C3 (AMT)
               (b).................................................      4.625               11/01/36                    6,297,032
      3,000 Colorado Springs, CO Util Rev
               Sys Sub Lien Impt Rfdg Ser A........................      5.000               11/15/29                    3,095,730
      2,650 Colorado Springs, CO Util Rev
               Sys Sub Lien Impt Ser B.............................      5.000               11/15/30                    2,748,818
      1,000 El Paso Cnty, CO Ctf Partn
               Detention Fac Proj Ser B
               (AMBAC Insd)........................................      5.375               12/01/18                    1,073,810
      1,805 Lakewood, CO Ctf Partn (AMBAC
               Insd) (Prerefunded @
               12/01/10) (a).......................................      5.300               12/01/16                    1,903,607
      1,500 University of CO Hosp Auth Rev
               Ser A...............................................      5.250               11/15/39                    1,562,550
                                                                                                                ------------------
                                                                                                                        39,550,782
                                                                                                                ------------------
            CONNECTICUT 0.7%
      3,580 Connecticut St Spl Oblig Pkg Rev
               Bradley Intl Arpt Ser A (ACA
               Insd) (AMT).........................................      6.600               07/01/24                    3,897,832
      1,000 Hartford, CT Pkg Sys Rev Ser A
               (Prerefunded @ 7/01/10).............................      6.500               07/01/25                    1,084,210
                                                                                                                ------------------
                                                                                                                         4,982,042
                                                                                                                ------------------

            DELAWARE 0.1%
  $   1,000 Mashantucket Western Pequot
               Tribe Sub Spl Rev Bd Ser A (d)......................      5.500%              09/01/36           $        1,053,620
                                                                                                                ------------------

            DISTRICT OF COLUMBIA   1.0%
      2,775 District of Columbia Hosp Rev
               Medlantic Hlthcare Rfdg Ser A
               (MBIA Insd) (c).....................................      5.250               08/15/12                    2,833,636
      2,000 District of Columbia Rev
               Friendship Pub Charter Sch
               Inc (ACA Insd)......................................      5.750               06/01/18                    2,190,480
          5 District of Columbia Ser E (FSA
               Insd) (a)...........................................      6.000               06/01/13                        5,008
      2,000 Metropolitan Washington DC
               Arpt Auth Sys Ser A (FGIC
               Insd) (AMT).........................................      5.250               10/01/32                    2,092,480
                                                                                                                ------------------
                                                                                                                         7,121,604
                                                                                                                ------------------
            FLORIDA 11.6%
      3,500 Brevard Cnty, FL Hlth Fac Auth
               Hlthcare Fac Rev First Inc
               Proj................................................      5.000               04/01/34                    3,605,385
      3,180 Dade Cnty, FL Spl Oblig Cap
               Apprec Ser B (AMBAC Insd)
               (Prerefunded @ 10/01/08)............................        *                 10/01/26                      992,192
        570 Escambia Cnty, FL Hlth Fac Auth
               Rev (AMBAC Insd)....................................      5.950               07/01/20                      590,628
      1,000 Florida St Brd Ed Lottery Rev
               Ser A (FGIC Insd)
               (Prerefunded @ 7/01/10).............................      6.000               07/01/14                    1,080,130
      2,500 Florida St Brd of Ed Cap Outlay
               Pub Ed Ser C (FGIC Insd)
               (Prerefunded @ 6/01/10).............................      5.750               06/01/29                    2,676,850
      7,295 Florida St Dept Trans Tpk Rev
               Ser A...............................................      5.000               07/01/29                    7,686,377

            FLORIDA (CONTINUED)
   $  5,000 Halifax Hosp Med Ctr FL Hosp
               Rev Impt Rfdg Ser A.................................      5.000%              06/01/38          $         5,079,850
      1,000 Highlands Cnty, FL Hlth Fac
               Auth Rev Hosp Adventist Hlth
               Rfdg Ser C..........................................      5.000               11/15/31                    1,026,760
      1,000 Highlands Cnty, FL Hlth Fac
               Auth Rev Hosp Adventist Hlth
               Ser D (Prerefunded @
               11/15/13)...........................................      5.375               11/15/35                    1,090,600
      1,900 Highlands Cnty, FL Hlth Fac
               Auth Rev Hosp Adventist Hlth
               Sys Ser C...........................................      5.250               11/15/36                    2,009,383
      3,520 Highlands Cnty, FL Hlth Fac
               Auth Rev Hosp Adventist Hlth
               Sys Ser D...........................................      5.000               11/15/35                    3,611,661
     11,205 Hillsborough Cnty, FL Indl Dev
               Auth Hosp Rev Tampa Gen Hosp
               Proj (b)............................................      5.000               10/01/36                   11,493,716
      1,745 Hillsborough Cnty, FL Port Dist
               Rev Tampa Port Auth Proj Ser
               A (MBIA Insd) (AMT).................................      5.375               06/01/27                    1,848,129
      5,120 Lakeland, FL Hosp Sys Rev Lakeland
             Regl Hlth Sys Rfdg (b)................................      5.000               11/15/05                    5,318,477
      1,500 Miami Beach, FL Stormwtr Rev
               (FGIC Insd).........................................      5.250               09/01/25                    1,573,440
      1,720 Miami-Dade Cnty, FL Aviation
               Rev Miami Intl Arpt (FGIC Insd)
               (AMT)...............................................      5.375               10/01/32                    1,811,917
      2,000 Miami-Dade Cnty, FL Aviation
               Rev Miami Intl Arpt Hub Ser A
               (FGIC Insd) (AMT)...................................      5.375               10/01/27                    2,107,920

            FLORIDA (CONTINUED)
   $  2,000 Miami-Dade Cnty, FL Aviation
               Ser A (FSA Insd) (AMT)..............................      5.125%              10/01/35           $        2,072,820
      2,905 Miami-Dade Cnty, FL Pub Fac
               Rev Jackson Hlth Sys Ser A
               (MBIA Insd).........................................      5.000               06/01/31                    3,040,809
      2,000 Orange Cnty, FL Tourist Dev
               Tax Rev (AMBAC Insd)
               (Prerefunded @ 10/01/09)............................      5.500               10/01/31                    2,090,240
      4,000 Orange Cnty, FL Tourist Dev
               Tax Rev (AMBAC Insd)
               (Prerefunded @ 10/01/09)............................      5.625               10/01/14                    4,193,080
      4,000 Palm Beach Cnty, FL Hlth Fac
               Auth Retirement Cmnty Rev
               Act Retirement Life Ser A (b).......................      4.500               11/15/36                    3,844,320
      5,860 Saint Lucie Cnty, FL Sch Brd Ctf
               Partn (FSA Insd)....................................      5.000               07/01/29                    6,149,015
      1,210 Saint Lucie Cnty, FL Sch Brd Ctf
               Ser A (FSA Insd) (a)................................      5.500               07/01/14                    1,301,585
      1,000 Tallahassee, FL Lease Rev FL
               St Univ Proj Ser A (MBIA
               Insd) (a)...........................................      5.500               08/01/17                    1,061,960
      1,115 Tallahassee, FL Lease Rev FL
               St Univ Proj Ser A (MBIA
               Insd) (a)...........................................      5.500               08/01/19                    1,184,275
      1,250 Tampa, FL Hosp Rev Cap Impt H
               Lee Moffitt Ser A...................................      5.750               07/01/19                    1,298,900
      2,880 Tampa, FL Occupational License
               Rfdg Ser A (FGIC Insd)..............................      5.375               10/01/15                    3,101,846
      1,000 Tampa-Hillsborough Cnty, FL
               Expwy Auth Rev (AMBAC
               Insd)...............................................      5.000               07/01/25                    1,062,060

            FLORIDA (CONTINUED)
  $   1,000 Village Ctr Cmnty Dev Dist FL
               Recreational Rev Ser A (MBIA
               Insd)...............................................      5.125%              11/01/36           $        1,061,440
                                                                                                                ------------------
                                                                                                                        85,065,765
                                                                                                                ------------------
            GEORGIA 3.5%
      2,000 Atlanta, GA Arpt Passenger Fac
               Charge Rev Gen Sub Lien Ser
               C (FSA Insd)........................................      5.000               01/01/33                    2,083,520
      2,872 Fulton Cnty, GA Lease Rev
               (Acquired 12/23/94, Cost
               $2,872,000) (e).....................................      7.250               06/15/10                    2,948,428
      1,500 George L Smith II GA World
               Congress Cent Auth Rev
               Domed Stadium Proj Rfdg
               (MBIA Insd) (AMT)...................................      5.500               07/01/20                    1,578,585
      3,000 Georgia Muni Elec Auth Pwr Rev
               Rfdg Ser B (FGIC Insd)..............................      6.250               01/01/17                    3,552,030
      2,635 Georgia Muni Elec Auth Pwr Rev
               Ser A (MBIA Insd)...................................      6.500               01/01/20                    3,259,680
      5,575 Georgia Muni Elec Auth Pwr Rev
               Ser Y (MBIA Insd)...................................      6.500               01/01/17                    6,511,321
        240 Georgia Muni Elec Auth Pwr Rev
               Ser Y (MBIA Insd) (c)...............................      6.500               01/01/17                      290,352
         85 Georgia Muni Elec Auth Pwr Rev
               Ser Y (MBIA Insd)
               (Prerefunded @ 1/01/14).............................      6.500               01/01/17                       98,756
      2,000 Municipal Elec Auth GA
               Combustion Turbine Proj Ser A
               (MBIA Insd).........................................      5.250               11/01/22                    2,124,000
        800 Royston, GA Hosp Auth Hosp
               Rev Ctf Hlthcare Sys Inc............................      6.700               07/01/16                      835,248

            GEORGIA (CONTINUED)
  $   2,500 Royston, GA Hosp Auth Hosp
               Rev Ctf Hlthcare Sys Inc
               Rfdg................................................      6.500%              07/01/27           $        2,590,775
                                                                                                                ------------------
                                                                                                                        25,872,695
                                                                                                                ------------------
            ILLINOIS   11.1%
      2,000 Bedford Park, IL Rfdg Ser A
               (FSA Insd)..........................................      5.250               12/15/20                    2,163,100
      2,000 Chicago, IL Brd of Ed (FGIC
               Insd) (Prerefunded @
               12/01/10)...........................................      5.500               12/01/31                    2,122,680
      4,000 Chicago, IL Brd of Ed Chicago
               Sch Reform Ser A (AMBAC
               Insd)...............................................      5.250               12/01/27                    4,117,080
      1,500 Chicago, IL Lakefront Millennium
               Pk Fac (MBIA Insd)
               (Prerefunded @ 1/01/09).............................      5.125               01/01/28                    1,566,690
      4,400 Chicago, IL O'Hare Intl Arpt Rev
               Gen Arpt Third Lien
               (MBIA Insd) (b).....................................      5.250               01/01/24                    4,742,188
     11,500 Chicago, IL O'Hare Intl Arpt Rev
               Gen Arpt Third Lien
               (MBIA Insd) (b).....................................      5.250               01/01/25                   12,394,355
      3,000 Chicago, IL O'Hare Intl Arpt Rev
               Gen Arpt Third Lien C-2 Rfdg
               (XLCA Insd) (AMT)...................................      5.250               01/01/34                    3,143,250
      1,500 Chicago, IL O'Hare Intl Arpt Rev
               Gen Arpt Third Lien Rfdg
               Ser C-2 (FSA Insd) (AMT)............................      5.250               01/01/30                    1,572,525
      5,000 Chicago, IL O'Hare Intl Arpt Rev
               Gen Arpt Third Lien Ser A
               (FGIC Insd) (b).....................................      5.250               01/01/23                    5,400,450
      1,000 Chicago, IL O'Hare Intl Arpt Rev
               Second Lien Passenger Fac
               Ser B (AMBAC Insd)..................................      5.500               01/01/16                    1,065,780
      2,000 Chicago, IL O'Hare Intl Arpt Rev
               Second Lien Passenger Fac
            Ser B (AMBAC Insd).....................................      5.500               01/01/17                    2,131,560


            ILLINOIS (CONTINUED)
  $   3,500 Chicago, IL Proj Rfdg Ser A
               (MBIA Insd) (f).....................................      5.000%              01/01/31           $        3,612,910
        375 Chicago, IL Proj Rfdg Ser C
               (FGIC Insd).........................................      5.750               01/01/14                      401,134
        375 Chicago, IL Proj Rfdg Ser C
               (FGIC Insd).........................................      5.750               01/01/15                      401,134
      1,000 Chicago, IL Rfdg Ser B (AMBAC
               Insd)...............................................      5.125               01/01/15                    1,065,740
      3,230 Cook Cnty, IL Rfdg Ser A (MBIA
               Insd)...............................................      5.625               11/15/16                    3,307,035
      1,000 Cook Cnty, IL Ser A (FGIC Insd)
               (Prerefunded @ 5/15/11).............................      5.500               11/15/31                    1,067,660
      3,500 Du Page Cnty, IL Fst Presv Dist........................        *                 11/01/10                    3,026,940
      2,310 Illinois Dev Fin Auth Rev
               Adventist Hlth Ser A (MBIA
               Insd)...............................................      5.500               11/15/13                    2,516,653
      2,500 Illinois Dev Fin Auth Rev
               Adventist Hlth Ser A (MBIA
               Insd)...............................................      5.500               11/15/15                    2,747,800
      1,475 Illinois Dev Fin Auth Rev Loc
               Govt Pgm Geneva Cmnty 304
               Ser B (FSA Insd) (a)................................      5.750               01/01/15                    1,600,773
      1,145 Illinois Dev Fin Auth Rev Loc
               Govt Pgm Geneva Cmnty 304
               Ser B (FSA Insd) (a)................................      5.750               01/01/17                    1,238,363
      1,330 Illinois Fin Auth Solid Waste Rev
               Disp Waste Mgmt Inc Proj
               (AMT)...............................................      5.050               08/01/29                    1,358,821
      1,325 Illinois Fin Auth Student Hsg Rev
               MJH Ed Assistance IV-S Ser
               A...................................................      5.125               06/01/35                    1,359,914

            ILLINOIS (CONTINUED)
  $   1,250 Illinois Hlth Fac Auth Rev
               Evangelical Hosp Ser C (FSA
               Insd)...............................................      6.750%              04/15/17           $        1,468,162
        700 Illinois Hlth Fac Auth Rev
               Highland Park Hosp Proj Ser A
               (MBIA Insd) (Prerefunded @
               10/01/07)...........................................      5.750               10/01/17                      723,289
      2,275 Illinois Hlth Fac Auth Rev South
               Suburban Hosp (c)...................................      7.000               02/15/18                    2,683,454
      4,750 Illinois Hsg Dev Auth Rev
               Homeowner Mtg Sub Ser C2
               (AMT)...............................................      5.150               08/01/37                    4,916,678
      1,000 Illinois St (FGIC Insd)................................      5.250               12/01/20                    1,012,980
      1,900 Kendall, Kane & Will Cntys, IL
               Cmnty Unit Sch Dist No 308
               Ser B (FGIC Insd)...................................      5.250               10/01/21                    2,024,697
        250 Metropolitan Pier & Expo Auth IL
               Dedicated St Tax Rev
               McCormick Pl Expn Proj Ser A
               (FGIC Insd).........................................      5.375               12/15/18                      262,050
      1,000 Schaumburg, IL Ser B (FGIC
               Insd)...............................................      5.000               12/01/41                    1,041,020
      3,020 University IL Univ Rev Auxiliary
               Fac Sys (MBIA Insd).................................      4.500               04/01/36                    2,988,350
                                                                                                                ------------------
                                                                                                                        81,245,215
                                                                                                                ------------------
            INDIANA 3.5%
      2,560 East Washington, IN Multi Sch
               Bldg Corp First Mtg (FGIC Insd)
               (Prerefunded @ 7/15/12).............................      5.375               07/15/28                    2,757,581
      1,660 Indiana Hlth & Ed Fac Fin Auth
               Hosp Rev Clarian Hlth Oblig
               Ser A...............................................      5.000               02/15/36                    1,703,060


            INDIANA (CONTINUED)
  $   3,500 Indiana Hlth Fac Fin Auth Hosp
               Rev Cmnty Proj Ser A
               (AMBAC Insd)........................................      5.000%              05/01/35           $        3,649,905
      4,000 Indiana Hlth Fac Fin Auth Rev
               Deaconess Hosp Ser A
               (AMBAC Insd)........................................      5.375               03/01/34                    4,271,360
      1,300 Indiana St Hsg & Cmnty Dev Auth
               Single Family Mtg Rev Ser D1
               (GNMA Collateralized) (AMT)
               (b).................................................      4.600               07/01/31                    1,278,420
      5,500 Indiana St Hsg & Cmnty Dev Auth
               Single Family Mtg Rev Ser D1
               (GNMA Collateralized) (AMT)
               (b).................................................      4.625               07/01/38                    5,357,578
      1,280 North Adams, IN Cmnty Sch
               Renovation Bldg Corp Cap
               Apprec First Mtg (FSA
               Insd) (a)...........................................        *                 01/15/19                      766,080
      1,500 Petersburg, IN Pollutn Ctl Rev IN
               Pwr & Lt (AMT)......................................      5.950               12/01/29                    1,598,655
      1,605 Richland Beanblossom, IN Sch
               First Mtg (FGIC Insd)
               (Prerefunded @ 7/15/11) (a).........................      5.500               07/15/12                    1,716,852
      2,530 Vigo Cnty, IN Sch Bldg Corp
               First Mtg Impt & Rfdg (FSA
               Insd)...............................................      5.250               07/10/24                    2,670,390
                                                                                                                ------------------
                                                                                                                        25,769,881
                                                                                                                ------------------
            IOWA   2.2%
      1,685 Des Moines, IA Pub Pkg Sys Ser
               A (FGIC Insd) (a)...................................      5.750               06/01/15                    1,785,241
      1,785 Des Moines, IA Pub Pkg Sys Ser
               A (FGIC Insd) (a)...................................      5.750               06/01/16                    1,892,332


            IOWA (CONTINUED)
  $   2,750 Tobacco Settlement Auth IA Tob
               Settlement Rev Asset Bkd Ser C......................      5.375%              06/01/38           $        2,864,070
      6,700 Tobacco Settlement Auth IA Tob
               Settlement Rev Asset Bkd Ser C......................      5.500               06/01/42                    7,016,173
      2,750 Tobacco Settlement Auth IA Tob
               Settlement Rev Asset Bkd Ser C......................      5.625               06/01/46                    2,899,297
                                                                                                                ------------------
                                                                                                                        16,457,113
                                                                                                                ------------------
            KANSAS   0.6%
      3,810 Kansas St Dev Fin Auth Rev KS
               Proj Ser N (AMBAC Insd) (a).........................      5.250               10/01/22                    4,031,323
                                                                                                                ------------------

            KENTUCKY 3.6%
      1,000 Kenton Cnty, KY Arpt Brd Rev
               Cincinnati/Northn KY Intl Arpt
               Rfdg Ser A (MBIA Insd)
               (AMT)...............................................      6.200               03/01/08                    1,024,600
      3,690 Kenton Cnty, KY Arpt Brd Rev
               Cincinnati/Northn KY Intl Arpt
               Rfdg Ser A (MBIA Insd)
               (AMT) (a)...........................................      6.250               03/01/09                    3,850,146
      5,900 Kentucky Hsg Corp Hsg Rev Ser A
            (AMT) (b)..............................................      4.650               07/01/37                    5,841,251
     12,390 Louisville & Jefferson Cnty, KY Metro
               Govt Hlth Sys Rev (b)...............................      5.250               10/01/36                   12,930,658
      2,450 Louisville & Jefferson Cnty, KY
               Swr Ser A (MBIA Insd) (a)...........................      5.500               05/15/16                    2,649,994
                                                                                                                ------------------
                                                                                                                        26,296,649
                                                                                                                ------------------
            LOUISIANA   2.4%
      4,395 Ernest N Morial New Orleans,
               LA Exhib Hall Auth Spl Tax
               Sub Ser A (AMBAC Insd)..............................      5.250               07/15/22                    4,680,324
      3,000 Lafayette, LA Util Rev (MBIA
               Insd)...............................................      5.250               11/01/21                    3,237,210

            LOUISIANA (CONTINUED)
  $   2,460 Louisiana Hsg Fin Agy Rev
               Azalea Estates Rfdg Ser A
               (GNMA Collateralized) (AMT).........................      5.375%              10/20/39           $        2,579,359
      6,600 Louisiana St Gas & Fuels Tax
               Rev Ser A (FGIC Insd) (b)...........................      5.000               05/01/41                    6,910,596
                                                                                                                ------------------
                                                                                                                        17,407,489
                                                                                                                ------------------
            MARYLAND 1.5%
      3,000 Baltimore, MD Convention Ctr
               Hotel Rev Ser A
               (XLCA Insd) (b).....................................      5.250               09/01/24                    3,261,000
      2,500 Maryland St Hlth & Higher Ed
               Fac Auth Rev MD Inst College
               of Art..............................................      5.000               06/01/40                    2,555,025
      2,250 Maryland St Trans Auth Arpt
               Baltimore/WA Intl Arpt Ser B
               (AMBAC Insd) (AMT)..................................      5.125               03/01/24                    2,352,937
      2,350 Northeast, MD Waste Disp Auth
               Rfdg (AMBAC Insd) (AMT).............................      5.500               04/01/16                    2,512,738
                                                                                                                ------------------
                                                                                                                        10,681,700
                                                                                                                ------------------
            MASSACHUSETTS 3.4%
        500 Massachusetts St Hlth & Ed Fac
               Auth Rev Hlthcare Sys
               Covenant Hlth.......................................      6.000               07/01/31                      540,075
      1,000 Massachusetts St Hlth & Ed Fac
               Auth Rev Partners Hlthcare Sys Ser C................      5.750               07/01/32                    1,075,830
      5,835 Massachusetts St Hlth & Ed Fac
               Auth Rev Univ MA Mem Issue
               Ser D...............................................      5.000               07/01/33                    5,908,754
      7,780 Massachusetts St Hsg Fin Agy
               Hsg Rev Single Family Hsg
               Ser 126 (AMT) (b)...................................      4.550               06/01/27                    7,703,211
      2,000 Massachusetts St Hsg Fin Agy
               Hsg Rev Single Family Hsg
               Ser 126 (AMT)  (b)..................................      4.625               06/01/32                    1,985,140



            MASSACHUSETTS (CONTINUED)
  $   2,805 Massachusetts St Port Auth Rev
               Ser A (MBIA Insd)...................................      5.000%              07/01/22           $        2,952,543
      4,500 Massachusetts St Wtr Res Auth
               Gen Ser A (b).......................................      5.000               08/01/41                     4,720,275
                                                                                                                -------------------
                                                                                                                         24,885,828
                                                                                                                -------------------
            MICHIGAN 5.3%
      3,015 Detroit, MI Downtown Dev Auth
               Tax Increment Rev Ser C1............................        *                 07/01/17                     1,844,969
      3,050 Detroit, MI Downtown Dev Auth
               Tax Increment Rev Ser C1 (a)........................        *                 07/01/18                     1,775,466
      3,050 Detroit, MI Downtown Dev Auth
               Tax Increment Rev Ser C1 (a)........................        *                 07/01/19                     1,687,138
      3,050 Detroit, MI Downtown Dev Auth
               Tax Increment Rev Ser C1 (a)........................        *                 07/01/22                     1,453,020
      3,050 Detroit, MI Downtown Dev Auth
               Tax Increment Rev Ser C1 (a)........................        *                 07/01/23                     1,382,565
      3,050 Detroit, MI Downtown Dev Auth
               Tax Increment Rev Ser C1 (a)........................        *                 07/01/24                     1,315,282
      2,965 Detroit, MI Wtr Supply Sys Ser C
               (MBIA Insd) (a).....................................      5.250               07/01/20                     3,182,364
      3,500 Grand Rapids, MI Downtown
               Dev Cap Apprec (MBIA Insd)..........................        *                 06/01/15                     2,498,090
      2,765 Grand Rapids, MI Downtown
               Dev Cap Apprec (MBIA Insd)..........................        *                 06/01/16                     1,887,278
      2,000 Grand Rapids, MI Wtr Supply
               Sys Rfdg (FGIC Insd)................................      5.750               01/01/13                     2,138,360
      1,180 Hillsdale, MI Hosp Fin Auth Hosp
               Rev Hillsdale Cmnty Hlth Ctr........................      5.750               05/15/18                     1,248,747


            MICHIGAN (CONTINUED)
  $   2,000 Kent Hosp Fin Auth MI Rev
               Metro Hosp Proj Ser A...............................      6.000%              07/01/35           $         2,190,580
      4,000 Michigan St Bldg Auth Rev Fac
               Pgm Rfdg Ser III (FSA Insd)
               (Prerefunded @ 10/15/12)............................      5.000               10/15/26                     4,240,760
      2,850 Michigan St Hosp Fin Auth Rev
               Ascension Hlth Cr Ser A
               (MBIA Insd) (Prerefunded @
               11/15/09)...........................................      5.750               11/15/18                     3,027,071
      2,500 Michigan St Strategic Fd Detroit
               Edison Co Proj Rfdg Ser C
               (XLCA Insd) (AMT)...................................      5.450               12/15/32                     2,650,475
      2,500 Michigan St Strategic Fd Detroit
               Edison Co Proj Ser A (XLCA
               Insd) (AMT).........................................      5.500               06/01/30                     2,683,500
      2,500 Michigan St Strategic Fd Detroit
               Edison Pollutn Ctl Rfdg
               (AMBAC Insd) (h)....................................      4.850               09/01/30                     2,588,625
      1,000 Michigan St Strategic Fd
               Detroit Edison Pollutn Ctl Rfdg Ser
               B (AMT).............................................      5.650               09/01/29                     1,056,810
                                                                                                                -------------------
                                                                                                                         38,851,100
                                                                                                                -------------------
            MINNESOTA 1.6%
      1,175 Maple Grove, MN Hlthcare Fac
               Rev North Mem Hlthcare..............................      5.000               09/01/35                     1,218,522
      5,000 Minneapolis & Saint Paul, MN
               Metro Arpt Comm Arpt Rev
               Ser A (FGIC Insd)
               (Prerefunded @ 1/01/09).............................      5.125               01/01/31                     5,175,700
         50 Minnesota Agric & Econ Dev Brd
               Rev Hlthcare Sys A (MBIA
               Insd)...............................................      5.750               11/15/26                        51,642

            MINNESOTA (CONTINUED)
  $   2,750 Minnesota Agric & Econ Dev Brd
               Rev Hlthcare Sys A (MBIA
               Insd) (Prerefunded @
               11/15/07)...........................................      5.750%             11/15/26            $         2,848,230
      1,100 Saint Paul, MN Hsg & Redev
               Auth Hosp Rev Hlth East Proj........................      6.000               11/15/30                     1,207,294
      1,250 Saint Paul, MN Hsg & Redev
               Auth Hosp Rev Hlth East Proj........................      6.000               11/15/35                     1,367,213
                                                                                                                -------------------
                                                                                                                         11,868,601
                                                                                                                -------------------
            MISSISSIPPI 0.2%
      1,500 Mississippi Hosp Equip & Fac
               Auth Rev MS Baptist Med Ctr
               Rfdg (MBIA Insd)....................................      6.000               05/01/13                     1,507,110
                                                                                                                -------------------

            MISSOURI 3.2%
      1,500 Cape Girardeau Cnty, MO Indl
               Dev Auth Hlthcare Fac Rev
               Southeast MO Hosp Assoc.............................      5.625               06/01/27                     1,561,455
      1,250 Cole Cnty, MO Indl Dev Auth Sr
               Living Fac Rev Lutheran Sr
               Svc Heisinger Proj..................................      5.500               02/01/35                     1,312,862
      1,625 Jefferson Cnty, MO Reorg Sch
               Dist No R-6 (FGIC Insd).............................      5.625               03/01/20                     1,708,769
      1,500 Kansas City, MO Metro Cmnty
               Leasehold Jr College Impt &
               Rfdg (FGIC Insd) (Prerefunded
               @ 7/01/11)..........................................      5.500               07/01/17                     1,601,790
      3,275 Missouri Jt Muni Elec Util Cmnty
               Pwr Proj Rev Plum Point Proj
               (MBIA Insd).........................................      5.000               01/01/26                     3,474,316

            MISSOURI (CONTINUED)
  $   1,250 Saint Charles, MO Ctf Partn Ser B......................      5.500%              05/01/18           $         1,334,538
      3,025 Springfield, MO Pub Bldg Corp
               Leasehold Rev Springfield Branson
               Arpt Ser B (AMT) (AMBAC Insd) (b)...................      4.550               07/01/29                     2,932,344
      3,675 Springfield, MO Pub Bldg Corp
               Leasehold Rev Springfield Branson
               Arpt Ser B (AMT) (AMBAC Insd) (b)...................      4.600               07/01/36                     3,562,435
      6,000 Springfield, MO Pub Util Rev
               (FGIC Insd).........................................      4.500               08/01/36                     5,956,380
                                                                                                                -------------------
                                                                                                                         23,444,889
                                                                                                                -------------------
            NEBRASKA 0.4%
      2,615 Omaha Pub Pwr Dist NE Elec
               Rev Sys Ser A.......................................      5.000               02/01/34                     2,722,241
                                                                                                                -------------------

            NEVADA 3.5%
      8,000 Clark Cnty, NV Arpt Rev Sub
               Lien Ser A-2 (FGIC Insd)............................      5.000               07/01/36                     8,323,760
      3,620 Clark Cnty, NV Bd Bk (MBIA
               Insd)...............................................      5.000               06/01/32                     3,770,158
      4,900 Clark Cnty, NV Indl Dev Rev
               Southwest Gas Corp Proj
               Ser A (FGIC Insd) (b)...............................      4.750               09/01/36                     4,901,544
      3,000 Clark Cnty, NV Indl Dev Rev
               Southwest Gas Corp Proj Ser
               A (AMBAC Insd) (AMT)................................      5.250               07/01/34                     3,160,740
      3,500 Clark Cnty, NV Indl Dev Rev
               Southwest Gas Corp Proj Ser
               D1 (FGIC Insd) (AMT)................................      5.250               03/01/38                     3,708,075
      1,500 Reno, NV Sr Lien Retrac Reno
               Trans Proj (AMBAC Insd)
               (Prerefunded @ 6/01/12).............................      5.125               06/01/32                     1,593,945
                                                                                                                -------------------
                                                                                                                         25,458,222
                                                                                                                -------------------
            NEW HAMPSHIRE 0.3%
      1,000 New Hampshire Hlth & Ed Fac
               Auth Rev Derryfield Sch.............................      7.000               07/01/30                     1,084,040


            NEW HAMPSHIRE (CONTINUED)
   $  1,000 New Hampshire St Bus Fin Auth
               Wtr Fac Rev Pennichuck
               Wtrwks Inc (AMBAC Insd)
               (AMT)...............................................      6.300%              05/01/22           $         1,025,500
                                                                                                                -------------------
                                                                                                                          2,109,540
                                                                                                                -------------------
            NEW JERSEY 8.8%
      1,000 Bergen Cnty, NJ Impt Auth Sch
               Dist Rev Wyckoff Twp Brd Ed
               Proj................................................      5.000               04/01/32                     1,054,410
      1,200 New Jersey Econ Dev Auth Cig
               Tax.................................................      5.750               06/15/29                     1,290,660
      1,500 New Jersey Econ Dev Auth Cig
               Tax.................................................      5.750               06/15/34                     1,603,635
      3,000 New Jersey Econ Dev Auth Rev
               Motor Vehicle Sur Rev Ser A
               (MBIA Insd).........................................      5.000               07/01/23                     3,156,360
     25,000 New Jersey Econ Dev Auth St
               Contract Econ Recovery
               (MBIA Insd).........................................      5.900               03/15/21                    29,683,000
      3,000 New Jersey St Ed Fac Auth
               Higher Ed Cap Impt Ser A
               (AMBAC Insd) (Prerefunded
               @ 9/01/12)..........................................      5.250               09/01/19                     3,223,920
      1,835 New Jersey St Ed Fac Auth
               Higher Ed Cap Impt Ser A
               (AMBAC Insd) (Prerefunded
               @ 9/01/12)..........................................      5.250               09/01/21                     1,971,964
      6,000 New Jersey St Tpk Auth Tpk
               Rev Ser C-1 (AMBAC Insd)............................      5.000               01/01/35                     6,145,140
      2,095 New Jersey St Trans Tr Fd Auth
               Trans Sys Ser A.....................................      5.750               06/15/17                     2,383,796


            NEW JERSEY (CONTINUED)
  $  14,000 Tobacco Settlement Fin Corp
               NJ Ser 1A (b) (g)...................................      5.000%              06/01/41            $       13,824,720
                                                                                                                 ------------------
                                                                                                                         64,337,605
                                                                                                                 ------------------
            NEW MEXICO 0.2%
      1,250 Jicarilla, NM Apache Nation Rev
               Ser A (Acquired 10/23/03,
               Cost $1,275,475) (e)................................      5.500               09/01/23                     1,345,725
                                                                                                                 ------------------

            NEW YORK 17.2%
      2,980 Erie Cnty, NY Tob Asset Sec
               Corp Ser A..........................................      5.000               06/01/38                     3,019,336
      2,700 Long Island Pwr Auth NY Elec
               Sys Rev Gen Ser B...................................      5.000               12/01/35                     2,834,352
     13,300 Metropolitan Trans Auth NY Rev
               Trans Ser B (b).....................................      4.500               11/15/36                    13,179,136
      3,000 Metropolitan Trans Auth NY
               Commuter Fac Rev Ser A
               (MBIA Insd) (Prerefunded @
               1/01/08)............................................      5.625               07/01/27                     3,097,620
      2,500 Metropolitan Trans Auth NY Rev
               Rfdg Ser A (FGIC Insd)..............................      5.250               11/15/31                     2,654,600
      1,000 Nassau Cnty, NY Tob Settlement
               Corp Ser A-3........................................      5.000               06/01/35                     1,016,720
      2,000 Nassau Cnty, NY Tob Settlement
               Corp Ser A-3........................................      5.125               06/01/46                     2,041,520
        445 New York City Ser C (a)................................      7.000               08/15/08                       446,126
        690 New York City Ser H....................................      5.750               03/15/13                       749,381
      1,700 New York City Ser I....................................      6.000               04/15/12                     1,723,868
      1,775 New York City Tob Tr IV
               Settlement Pass Thru Ser A..........................      5.000               06/01/42                     1,793,567

            NEW YORK (CONTINUED)
  $  16,930 New York City Trans Auth
               Trans Fac Livingston Plaza
               Proj Rfdg Ser 1993 (FSA
               Insd) (c)...........................................      5.400%              01/01/18           $        18,664,140
      5,305 New York City Trans Future Tax
               Second Ser C (AMBAC Insd)...........................      5.250               08/01/20                     5,674,069
      2,000 New York City Trans Future Tax
               Second Ser C (AMBAC Insd)...........................      5.250               08/01/22                     2,127,420
      4,545 New York City Trans Future Tax
               Second Ser D (MBIA Insd)............................      5.250               02/01/21                     4,871,695
      2,500 New York St Dorm Auth Lease
               Rev Muni Hlth Fac Impt Pgm
               Ser A (FSA Insd)....................................      5.500               05/15/25                     2,561,000
      9,635 New York St Dorm Auth Rev
               City Univ Sys Ser C.................................      7.500               07/01/10                    10,241,331
      3,000 New York St Dorm Auth Rev
               Hosp (MBIA Insd)....................................      5.000               08/01/33                     3,150,090
      2,000 New York St Dorm Auth Rev
               Sch Dist Fin Pgm Ser D (MBIA
               Insd)...............................................      5.500               10/01/17                     2,174,100
      3,000 New York St Dorm Auth Rev St
               Univ Ed Fac (FGIC Insd)
               (Prerefunded @ 5/15/10).............................      5.750               05/15/24                     3,215,700
      2,000 New York St Dorm Auth Rev St
               Univ Ed Fac 1989 Res (MBIA
               Insd) (Prerefunded @ 5/15/10).......................      6.000               05/15/16                     2,159,140
      2,840 New York St Loc Govt
               Assistance Corp Rfdg Ser E..........................      6.000               04/01/14                     3,167,679
      1,500 New York St Urban Dev Corp
               Rev Correctional Fac................................      5.500               01/01/13                     1,603,020
      2,680 Port Auth NY & NJ Cons 119th
               Ser (FGIC Insd) (AMT) (a)...........................      5.500               09/15/17                     2,706,800

            NEW YORK (CONTINUED)
  $  12,080 Port Auth NY & NJ (b)..................................      5.000%              10/01/35           $        12,747,238
      3,000 Port Auth NY & NJ Spl Oblig Rev
               Spl Proj JFK Intl Arpt Terminal
               6 (MBIA Insd) (AMT).................................      5.750               12/01/22                     3,102,870
      3,000 Port Auth NY & NJ Spl Oblig Rev
               Spl Proj JFK Intl Arpt Terminal
               6 (MBIA Insd) (AMT).................................      5.750               12/01/25                     3,044,760
      6,000 Tsasc, Inc NY Ser 1....................................      5.000               06/01/34                     6,100,320
      5,000 Tsasc, Inc NY Ser 1....................................      5.125               06/01/42                     5,103,800
      1,700 Westchester, NY Tob Asset
               Sec Corp............................................      5.125               06/01/38                     1,736,890
                                                                                                                -------------------
                                                                                                                        126,708,288
                                                                                                                -------------------
            NORTH CAROLINA   4.9%
      2,000 Charlotte, NC Ctf Partn
               Convention Fac Proj Rfdg Ser A......................      5.500               08/01/19                     2,172,400
      4,000 North Carolina Eastern Muni Pwr
               Agy Pwr Sys Rev Ser D...............................      6.750               01/01/26                     4,306,240
     25,000 North Carolina Muni Pwr Agy No
               1 Catawba Elec Rev Rfdg
               (MBIA Insd).........................................      6.000               01/01/12                    27,403,500
      2,300 North Carolina Muni Pwr Agy
               Ser A (MBIA Insd)...................................      5.250               01/01/19                     2,454,422
                                                                                                                -------------------
                                                                                                                         36,336,562
                                                                                                                -------------------
            NORTH DAKOTA 0.3%
        695 North Dakota St Hsg Fin Agy
               Rev Hsg Fin Pgm Home Mtg Fin
               Ser B (MBIA Insd) (AMT).............................      5.500               07/01/29                       703,410

            NORTH DAKOTA (CONTINUED)
  $   1,500 Ward Cnty, ND Hlthcare Fac Rev
               Trinity Obligated Group Rfdg........................      5.125%              07/01/29           $         1,552,035
                                                                                                                -------------------
                                                                                                                          2,255,445
                                                                                                                -------------------
            OHIO   3.5%
      1,000 Cleveland, OH Muni Sch Dist
               (FSA Insd)..........................................      5.250               12/01/23                     1,077,400
      3,000 Columbus, OH City Sch Dist Sch
               Fac Constr & Impt (FSA Insd)
               (Prerefunded @ 12/01/14)............................      5.250               12/01/22                     3,285,150
      2,000 Cuyahoga Cnty, OH Hosp Fac
               Rev Canton Inc Proj.................................      7.500               01/01/30                     2,196,140
      1,000 Delaware Cnty, OH Cap Fac
               (Prerefunded @ 12/01/10)............................      6.000               12/01/25                     1,089,190
      1,000 Hamilton, OH One Renaissance
               Ctr Ser A (AMBAC Insd)..............................      5.500               11/01/16                     1,081,550
      1,000 Lorain Cnty, OH Hosp Rev
               Catholic Hlthcare Ser S.............................      5.375               10/01/30                     1,053,750
      2,000 Lorain, OH City Sch Dist
               Classroom Fac Impt (MBIA
               Insd)...............................................      5.250               12/01/20                     2,159,320
     13,460 Ohio St Air Quality Dev Auth Rev
               (FGIC Insd) (b).....................................      4.800               09/01/36                    13,555,398
                                                                                                                -------------------
                                                                                                                         25,497,898
                                                                                                                -------------------
            OKLAHOMA 1.7%
      1,505 Alva, OK Hosp Auth Hosp Rev
               Sales Tax (Radian Insd).............................      5.250               06/01/25                     1,598,204
      1,500 Jenks, OK Aquarium Auth Rev
               First Mtg (MBIA Insd)
               (Prerefunded @ 7/01/10).............................      6.100               07/01/30                     1,624,755
      1,575 Oklahoma City, OK Arpt Tr Jr
               Lien 27th Ser B (FSA Insd)
               (AMT)...............................................      5.750               07/01/16                     1,655,719

            OKLAHOMA (CONTINUED)
  $   1,000 Oklahoma City, OK Pub Ppty
               Auth Hotel Tax Rev (FGIC
               Insd)...............................................      5.250%              10/01/29           $         1,079,710
      6,220 Tulsa Cnty, OK Indl Auth
               Hlthcare Rev Saint Francis Hlth Sys
               (b).................................................      5.000               12/15/36                     6,422,803
                                                                                                                -------------------
                                                                                                                         12,381,191
                                                                                                                -------------------
            OREGON 1.9%
      5,350 Oregon Hlth Sciences Univ Insd
               Ser A (MBIA Insd)...................................      5.250               07/01/22                     5,690,367
      5,060 Oregon St Dept Admin Rfdg Ser
               C (MBIA Insd).......................................      5.250               11/01/17                     5,370,532
        745 Oregon St Vets Welfare Ser
               76A.................................................      6.050               10/01/28                       751,757
      1,985 Portland, OR Urban Renewal &
               Redev Downtown Wtrfront
               Ser A (AMBAC Insd)..................................      5.750               06/15/16                     2,123,156
                                                                                                                -------------------
                                                                                                                         13,935,812
                                                                                                                -------------------
            PENNSYLVANIA 4.7%
        575 Allegheny Cnty, PA Rfdg Ser
               C-53 (FGIC Insd)....................................      5.500               11/01/14                       612,294
        230 Allegheny Cnty, PA San Auth
               Swr Rev (MBIA Insd).................................      5.500               12/01/30                       244,364
      3,035 Falls Twp, PA Hosp Auth Hosp
               Rev DE Vly Med Rfdg (FHA
               Gtd)................................................      7.000               08/01/22                     3,053,969
      1,000 Greensburg Salem, PA Sch Dist
               Rfdg (FGIC Insd)....................................      5.375               09/15/15                     1,076,550

            PENNSYLVANIA (CONTINUED)
  $      60 Penn Hills, PA (FGIC Insd)
               (Prerefunded @ 12/01/07)............................      5.900%              12/01/17          $             61,103
      1,600 Pennsylvania Hsg Fin Agy
               Single Family Mtg Rev Ser
               94-A (AMT)..........................................      5.100               10/01/31                     1,651,344
      1,000 Pennsylvania St Higher Ed Fac
               Auth College & Univ Rev Bryn
               Mawr College (MBIA Insd)............................      5.625               12/01/27                     1,025,200
     13,520 Pennsylvania St Pub Sch Bldg Auth
               Lease Rev Sch Dist Philapelphia
               Proj Ser B (b)......................................      4.500               06/01/32                    13,408,190
      2,600 Philadelphia, PA Auth Indl Dev
               Lease Rev Ser B (FSA Insd)..........................      5.500               10/01/16                     2,802,098
      1,000 Philadelphia, PA Auth Indl Dev
               Philadelphia Arpt Sys Proj Ser
               A (FGIC Insd) (AMT).................................      5.125               07/01/19                     1,041,900
      2,400 Philadelphia, PA Gas Wks Rev
               1998 Gen Ordinance Ser 4
               (FSA Insd)..........................................      5.250               08/01/22                     2,548,368
      2,350 Pittsburgh, PA Ser A (AMBAC
               Insd)...............................................      5.500               09/01/16                     2,519,318
      2,220 Pittsburgh, PA Ser A (AMBAC
               Insd) (Prerefunded @
               3/01/12)............................................      5.500               09/01/16                     2,396,623
      1,795 Ridley Park, PA Hosp Auth Rev
               Taylor Hosp Ser A (c)...............................      6.000               12/01/13                     1,925,568
                                                                                                                -------------------
                                                                                                                         34,366,889
                                                                                                                -------------------
            SOUTH CAROLINA   8.7%
      2,275 Beaufort Cnty, SC Tax
               Increment New Riv Redev Proj
               Area (MBIA Insd) (a)................................      5.500               06/01/19                     2,463,757
      2,375 Berkeley Cnty, SC Sch Dist Ctf
            Partn Berkeley Sch Fac Grp
               Inc (MBIA Insd) (c).................................      5.250               02/01/16                     2,548,328


            SOUTH CAROLINA (CONTINUED)
   $  3,375 Charleston Ed Excellence Fin
               Corp SC Rev (b).....................................      5.250%              12/01/25           $         3,600,070
     10,125 Charleston Ed Excellence Fin
               Corp SC Rev (b).....................................      5.250               12/01/26                    10,800,211
      6,510 Charleston Ed Excellence Fin
               Corp SC Rev (AGC Insd) (b)..........................      5.250               12/01/28                     7,005,720
      3,490 Charleston Ed Excellence Fin
               Corp SC Rev (AGC Insd) (b)..........................      5.250               12/01/30                     3,755,755
      5,000 Kershaw Cnty, SC Pub Sch Fndt
               Kershaw Cnty Sch Dist Proj
               (CIFG Insd).........................................      5.000               12/01/25                     5,271,800
      2,080 Laurens Cnty, SC Sch Dist No
               55 Installment Pur Rev..............................      5.250               12/01/30                     2,196,418
      2,300 Medical Univ SC Hosp Auth Fac
               Rev Mtg Rfdg Ser A (MBIA
               Insd)...............................................      5.250               08/15/25                     2,450,811
      1,840 Myrtle Beach, SC Hospitality Fee
               Rev Ser A (FGIC Insd) (a)...........................      5.375               06/01/21                     1,996,878
      1,935 Myrtle Beach, SC Hospitality Fee
               Rev Ser A (FGIC Insd) (a)...........................      5.375               06/01/22                     2,099,978
      1,000 Newberry Invtg in Newberry
               Cnty Sch Dist Proj..................................      5.000               12/01/30                     1,032,000
      4,500 South Carolina Jobs Econ Dev
               Auth Indl Rev Elec & Gas Co
               Proj Ser A (AMBAC Insd).............................      5.200               11/01/27                     4,743,900
      3,750 South Carolina Jobs Econ Dev
               Auth Indl Rev Elec & Gas Co
               Proj Ser B (AMBAC Insd)
               (AMT)...............................................      5.450               11/01/32                     3,973,425
      9,290 South Carolina Trans
               Infrastructure Bk Rev Ser A
               (AMBAC Insd)........................................      5.000               10/01/33                     9,698,481
                                                                                                                -------------------
                                                                                                                         63,637,532
                                                                                                                -------------------

            SOUTH DAKOTA   1.5%
      2,250 Deadwood, SD Ctf Partn (ACA
               Insd)...............................................      6.375               11/01/20                     2,391,592

            SOUTH DAKOTA (CONTINUED)
  $   2,200 South Dakota Hsg Dev Auth
            Homeownership Mtg Ser E (b)............................      4.500%              11/01/26           $         2,167,319
      4,500 South Dakota Hsg Dev Auth
               Homeownership Mtg Ser E
               (b).................................................      4.625               05/01/36                     4,407,840
      1,000 South Dakota St Hlth & Ed Fac
               Auth Rev Childrens Care Hosp
               Rfdg................................................      6.125               11/01/29                     1,046,790
        980 South Dakota St Hlth & Ed Fac
               Auth Vocational Ed Pgm Ser A
               (AMBAC Insd)........................................      5.400               08/01/13                     1,002,795
                                                                                                                -------------------
                                                                                                                         11,016,336
                                                                                                                -------------------
            TENNESSEE 2.6%
      4,345 Chattanooga, TN Hlth Ed & Hsg
               Fac Brd Rev CDFI Phase I LLC
               Proj Rfdg Ser A.....................................      5.125               10/01/35                     4,393,186
      3,500 Johnson City, TN Hlth & Ed Fac
               Brd Hosp Rev First Mtg Mtn St
               Hlth Rfdg Ser A (MBIA Insd).........................      7.500               07/01/25                     4,183,445
      6,000 Johnson City, TN Hlth & Ed Fac
               Brd Hosp Rev First Mtg Mtn St
               Hlth Ser A..........................................      5.500               07/01/36                     6,380,400
        410 Montgomery Cnty, TN Pub Impt
               Rfdg (FGIC Insd) (a)................................      5.500               05/01/16                       442,398
      2,000 Sullivan Cnty, TN Hlth Ed & Hsg
               Fac Brd Hosp Rev Wellmont
               Hlth Sys Proj Ser C.................................      5.250               09/01/36                     2,087,140
      1,500 Tennessee Hsg Dev Agy
               Homeownership Prog 2006
               (AMT)...............................................      5.150               01/01/37                     1,553,295
                                                                                                                -------------------
                                                                                                                         19,039,864
                                                                                                                -------------------
            TEXAS 12.2%
      1,370 Alliance Arpt Auth Inc TX Spl
               Fac Rev FedEx Corp Proj Rfdg (AMT)..................      4.850               04/01/21                     1,387,317


            TEXAS (CONTINUED)
  $   2,685 Beaumont, TX Wtrwks & Swr
               Sys (FGIC Insd) (Prerefunded
               @ 9/01/10) (a)......................................      6.250%              09/01/15           $         2,906,620
        300 Brazos Cnty, TX Hlth Fac Dev
               Oblig Grp...........................................      5.375               01/01/32                       314,715
      4,000 Dallas-Fort Worth, TX Intl Rev
               Impt Jt Rfdg Ser A (FGIC Insd)
               (AMT)...............................................      5.500               11/01/31                     4,220,640
      4,000 Dallas-Fort Worth, TX Intl Arpt
               Rev Jt Ser A (FGIC Insd)
               (AMT)...............................................      5.750               11/01/30                     4,172,360
      7,250 Harris Cnty-Houston, TX Sports
               Auth Spl Rev Jr Lien Rfdg Ser
               B (MBIA Insd).......................................      5.250               11/15/40                     7,608,730
      1,000 Harris Cnty, TX Hlth Fac Dev
               Mem Hermann Hlthcare Ser A
               (Prerefunded @ 6/01/11).............................      6.375               06/01/29                     1,109,150
      4,820 Harris Cnty, TX Toll Rd (AMBAC
               Insd) (Prerefunded @
               8/15/09)............................................        *                 08/15/18                     2,358,378
      1,000 Harris Cnty, TX Toll Rd (AMBAC
               Insd) (Prerefunded @
               8/15/09)............................................        *                 08/15/21                       398,030
      4,000 Harris Cnty, TX Toll Rd Sub Lien
               Rfdg................................................      5.000               08/01/33                     4,045,480
      1,000 Houston, TX Arpt Sys Rev Sub
               Lien Ser A (FSA Insd) (AMT).........................      5.625               07/01/30                     1,047,630
      5,105 Houston, TX Hotel Occupancy
               Tax & Spl Rev Convention &
               Entmt Ser B (AMBAC Insd)............................      5.750               09/01/15                     5,497,677
        225 Houston, TX Pub Impt & Rfdg
               (FSA Insd)..........................................      5.750               03/01/15                       239,252

            TEXAS (CONTINUED)
  $   6,000 Houston, TX Util Sys Rev First
               Lien Rfdg Ser A (FSA Insd)..........................      5.250%              05/15/21           $         6,450,120
      6,000 Houston, TX Util Sys Rev First
               Lien Rfdg Ser A (FGIC Insd).........................      5.250               05/15/23                     6,446,220
      2,750 Lower CO Riv Auth TX
               Transmission Proj Corp (FGIC
               Insd)...............................................      5.000               05/15/33                     2,821,775
      1,500 Mesquite, TX Hlth Fac Dev
               Retirement Fac Christian Care
               Ctr.................................................      5.625               02/15/35                     1,569,135
      1,500 Mesquite, TX Hlth Fac Dev
               Retirement Fac Christian Care
               Ctr (Prerefunded @ 2/15/10).........................      7.500               02/15/18                     1,664,595
      1,100 Metropolitan Hlth Fac Dev Corp
               TX Wilson N Jones Mem Hosp
               Proj................................................      7.200               01/01/21                     1,141,129
      1,500 Metropolitan Hlth Fac Dev Corp
               TX Wilson N Jones Mem Hosp
               Proj................................................      7.250               01/01/31                     1,554,345
      1,500 North Central, TX Hlth Fac Dev
               Corp Rev Hosp Baylor
               Hlthcare Sys Proj Ser A.............................      5.125               05/15/29                     1,533,450
      5,750 North Central, TX Hlth Fac Dev
               Corp Rev Hosp Childrens Med
               Ctr Dallas (AMBAC Insd).............................      5.250               08/15/32                     6,053,370
      2,805 Tarrant Regl Wtr Dist TX Wtr
               Rev Impt Rfdg (FSA Insd)............................      5.250               03/01/19                     2,991,785
        253 Texas Muni Pwr Agy Rev
               (AMBAC Insd) (c)....................................        *                 09/01/07                       247,717
      3,272 Texas Muni Pwr Agy Rev
               (AMBAC Insd)........................................        *                 09/01/07                     3,203,124

            TEXAS (CONTINUED)
  $   1,610 Texas St Pub Ppty Fin Corp Rev
               Mental Hlth & Retardation Rfdg
               (FSA Insd)..........................................      5.500%              09/01/13           $         1,611,980
      3,500 Texas St Trans Commn Mobility
               Fd Ser A (FGIC Insd)................................      4.500               04/01/35                     3,463,950
      2,750 Texas St Vets Housing
               Assistance Pgm Vet Ser B
               (FHA/VA Gtd) (AMT)..................................      6.100               06/01/31                     2,885,630
      1,000 Texas Tech Univ Rev Fin Sys
               Ser 7 (MBIA Insd)
               (Prerefunded @ 2/15/12).............................      5.000               08/15/25                     1,053,840
      1,500 Texas Wtr Dev Brd Rev St
               Revolving Fd Sr Lien Ser B..........................      5.250               07/15/17                     1,556,415
      3,000 University of TX Univ Rev Fin
               Sys Ser A (Prerefunded @ 8/15/13)...................      5.250               08/15/20                     3,252,420
      2,500 University of TX Univ Rev Fin
               Sys Ser B (Prerefunded @ 8/15/13)...................      5.250               08/15/20                     2,710,350
      2,300 University of TX Univ Rev Fin
               Sys Ser C (Prerefunded @
               8/15/11)............................................      5.375               08/15/19                     2,445,728
                                                                                                                -------------------
                                                                                                                         89,963,057
                                                                                                                -------------------
            UTAH   0.1%
      1,000 Salt Lake Cnty, UT College Rev
               Westminster College Proj............................      5.750               10/01/27                     1,023,430
         25 Utah St Hsg Fin Agy Single
               Family Mtg, Class II Ser B-2
               (FHA/VA) (AMT)......................................      6.250               07/01/14                        25,483
                                                                                                                -------------------
                                                                                                                          1,048,913
                                                                                                                -------------------

            VIRGINIA 2.1%
      1,320 Fairfax Cnty, VA Ctf Partn.............................      5.300               04/15/23                     1,405,562
        800 Tobacco Settlement Fin Corp VA.........................      5.500               06/01/26                       851,312
      5,920 Tobacco Settlement Fin Corp VA.........................      5.625               06/01/37                     6,331,914

            VIRGINIA (CONTINUED)
   $  3,160 Virginia St Hsg Auth Dev Auth
               Rental Hsg Ser D (AMT) (b)..........................      4.500%              07/01/29           $         3,122,538
      3,660 Virginia St Hsg Auth Dev Auth
               Rental Hsg Ser D (AMT)  (b).........................      4.600               07/01/33                     3,634,984
                                                                                                                -------------------
                                                                                                                         15,346,310
                                                                                                                -------------------
            WASHINGTON 5.5%
      2,500 Energy Northwest WA Elec Rev
               Proj No 3 Rfdg Ser A (FSA
               Insd)...............................................      5.500               07/01/18                     2,682,375
      5,360 Energy Northwest WA Elec Rev
               Proj No 3 Rfdg Ser B (FSA
               Insd)...............................................      6.000               07/01/16                     5,928,053
      2,500 Goat Hill Ppty WA Lease Rev
               Govt Office Bldg Proj (MBIA
               Insd)...............................................      5.000               12/01/33                     2,602,550
      4,400 King Cnty, WA Rfdg Ser B
               (MBIA Insd).........................................      5.250               01/01/34                     4,490,508
      7,720 Klickitat Cnty, WA Pub Util Dist
               No 001 Elec Rev Rfdg Ser B
               (FGIC Insd) (a).....................................      5.000               12/01/25                     8,209,679
      1,000 Port Seattle, WA Rev Ser B
               (MBIA Insd) (AMT)...................................      5.625               02/01/24                     1,048,760
      1,435 Radford Ct Ppty WA Student
               Hsg Rev (MBIA Insd) (a).............................      6.000               06/01/15                     1,544,132
      1,585 Radford Ct Ppty WA Student
               Hsg Rev (MBIA Insd) (a).............................      6.000               06/01/16                     1,703,479
      1,000 Seattle, WA Muni Lt & Pwr Rev..........................      5.625               12/01/18                     1,057,710
      1,250 Skagit Cnty, WA Pub Hosp Dist
               No 001 Skagit Vly Hosp..............................      5.500               12/01/30                     1,306,350
      2,100 Spokane, WA Pub Fac Dist Hotel
               (MBIA Insd).........................................      5.750               12/01/21                     2,309,811


            WASHINGTON (CONTINUED)
  $   3,000 Spokane, WA Pub Fac Dist Hotel
               Motel & Sales Use Tax (MBIA
               Insd)...............................................      5.250%              09/01/33           $         3,188,010
      1,000 Spokane, WA Pub Fac Dist Hotel
               Motel & Sales Use Tax (MBIA
               Insd)...............................................      5.750               12/01/20                     1,103,980
      1,350 Tacoma, WA Elec Sys Rev Rfdg
               Ser A (FSA Insd)....................................      5.750               01/01/15                     1,454,517
      1,650 Tacoma, WA Elec Sys Rev Rfdg
               Ser B (FSA Insd)....................................      5.500               01/01/12                     1,772,743
                                                                                                                -------------------
                                                                                                                         40,402,657
                                                                                                                -------------------
            WEST VIRGINIA 0.5%
      3,750 West Virginia Univ Rev Impt Univ
               Proj Ser C (FGIC Insd)..............................      5.000               10/01/34                     3,933,413
                                                                                                                -------------------

            WISCONSIN 0.7%
      2,345 Appleton, WI Wtrwks Rev Rfdg
               (FGIC Insd) (Prerefunded @ 1/01/12).................      5.375               01/01/19                     2,511,847
        510 Badger Tob Asset Sec Corp WI...........................      6.375               06/01/32                       555,614
      2,000 Southeast WI Professional
               Baseball Pk Dist Sales Tax
               Rev Rfdg Ser A (MBIA Insd)..........................      5.500               12/15/20                     2,297,340
                                                                                                                -------------------
                                                                                                                          5,364,801
                                                                                                                -------------------
            WYOMING 0.3%
      2,000 Sweetwater Cnty, WY Solid
               Waste Disp Rev FMC Corp Proj
               Rfdg (AMT)..........................................      5.600               12/01/35                     2,123,560
                                                                                                                -------------------

            GUAM   0.8%
      5,800 Guam Pwr Auth Rev Ser A
               (AMBAC Insd)........................................      5.250               10/01/34                     6,032,000
                                                                                                                -------------------

            PUERTO RICO 0.8%
   $  1,110 Puerto Rico Comwlth Aqueduct
               & Swr Auth Rev Rfdg
               (Comwth Gtd)........................................      5.000%              07/01/15           $         1,123,198
      1,000 Puerto Rico Indl Tourist Ed Med
               & Environmental Ctl Fac Fin
               Auth Higher Ed Rev..................................      5.375               02/01/19                     1,028,100
      3,500 Puerto Rico Pub Bldg Auth Rev
               Govt Fac Ser I (Comwlth Gtd)........................      5.250               07/01/33                     3,712,520
                                                                                                                -------------------
                                                                                                                          5,863,818

  TOTAL LONG-TERM INVESTMENTS   188.0%
    (Cost $1,318,043,773)............................................................................                 1,380,767,058
   SHORT-TERM INVESTMENTS    1.3%
    (Cost $9,600,000)................................................................................                     9,600,000
                                                                                                                -------------------
TOTAL INVESTMENTS   189.3%
    (Cost $1,327,643,773)............................................................................                 1,390,367,058

LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES
HELD  (31.6%)
    (Cost $232,035,000)..............................................................................                  (232,035,000)
                                                                                                                -------------------

    (232,035)  Notes with Interest rates ranging from 3.44% to 5.00%
               at January 31, 2007 and contractual maturities of collateral ranging from 2023 to 2041 (i)

  TOTAL NET INVESTMENTS 157.7%
    (Cost $1,095,608,773)............................................................................                 1,158,332,058

  OTHER ASSETS IN EXCESS OF LIABILITIES 0.9%.........................................................                     6,832,152

  PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS) (58.6%).........................................                  (430,603,201)
                                                                                                                -------------------

  NET ASSETS APPLICABLE TO COMMON SHARES 100.0%......................................................           $       734,561,009
                                                                                                                ===================


  Percentages are calculated as a percentage of net assets applicable to common shares.

   *  Zero coupon bond
  (a) The Trust owns 100% of the outstanding bond issuance.
  (b) Underlying security related to Inverse Floaters entered into by the Trust.

  (c) Escrowed to Maturity
  (d) 144A-Private Placement security which is exempt from registration under
      Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
  (e) Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.2% of net assets applicable to common shares.
  (f) All or a portion of this security has been physically segregated in connection with open futures contracts.
  (g) Security purchased on a when-issued or delayed delivery basis.
  (h) Variable rate coupon.
  (i) Floating Rate notes. The interest rates shown reflect the rates in effect at January 31, 2007.



  ACA - American Capital Access
  AGC - AGC Insured Custody Certificates
  AMBAC - AMBAC Indemnity Corp.
  AMT - Alternative Minimum Tax
  CIFG - CDC IXIS Financial Guaranty
  COMWTH - Commonwealth of Puerto Rico
  FGIC - Financial Guaranty Insurance Co.
  FHA - Federal Housing Administration
  FHA/VA - Federal Housing Administration/Department of Veterans Affairs
  FSA - Financial Security Assurance Inc.
  GNMA - Government National Mortgage Association
  MBIA - Municipal Bond Investors Assurance Corp.
  RADIAN - Radian Asset Assurance
  XLCA - XL Capital Assurance Inc.

FUTURES CONTRACTS OUTSTANDING AS OF JANUARY 31, 2007:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                            CONTRACTS      DEPRECIATION
                                                            ---------      ------------
  SHORT CONTRACTS:

  U.S. Treasury Notes 10-Year Futures, March 2007
     (Current Notional Value of $106,750 per contract)         1,345        $ 2,953,053
  U.S. Treasury Bonds Futures, March 2007 (Current
     Notional Value of $110,125 per contract)                  1,112          2,685,563
                                                             -------        -----------
                                                               2,457        $ 5,638,616
                                                             =======        ===========

Item 2. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Trust For Investment Grade Municipals


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2007


By: /s/ James W. Garrett
    ---------------------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: March 22, 2007